Fair Value Information - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Transfer between Level 1 and 2, assets	$ 0	$ 0
Transfer between Level 2 and 1, assets	0	0
Transfer between Level 1 and 2, liabilities	0	0
Transfer between Level 2 and 1, liabilities	$ 0	$ 0